Income Taxes (Details)	1 Months Ended	6 Months Ended
	Dec. 31, 2022	Apr. 30, 2026
Income Taxes (Details) [Line Items]
Effective Income Tax Net Operatimg Loss Carry Forward Years		5 years
Income Tax Maximum Carry Forward Period		10 years
PRC Tax [Member]
Income Taxes (Details) [Line Items]
Tax rate	15.00%	25.00%
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Tax rate		16.50%